SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Preferred Stock as Temporary Equity (Details) - $ / shares	Dec. 31, 2024	Dec. 06, 2024	Dec. 05, 2024	Jul. 12, 2024	Jul. 11, 2024
NCNV Preferred Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Issue price per share			$ 1,000	$ 600	$ 1,000
Preferred stock		13,097,040
Series A preferred stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Preferred stock	0	3,874,946